Investments in associates (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Investments in associates [Line Items]
Current assets	$ 701,862	$ 501,928
Non-current assets	3,630,951	3,764,487
Current liabilities	521,194	445,125
Non-current liabilities	747,992	774,077
Shareholders’ equity, reported	3,063,627	3,047,213	$ 3,389,236	$ 3,762,125
Investments in associates	1,536,887	1,536,607	2,043,983
Minera Yanacocha S.R.L. [Member]
Disclosure of Investments in associates [Line Items]
Current assets	1,055,135	1,107,893
Non-current assets	964,260	937,992
Current liabilities	123,315	(135,136)
Non-current liabilities	(1,236,965)	(1,025,025)
Shareholders’ equity, reported	659,115	885,724
Groups’ interest (45.95% in 2017 and 43.65% in 2016)	302,863	386,618
Goodwill	21,998	16,248
Investments in associates	$ 324,861	$ 402,866	$ 0